Loans from the Argentina Central Bank and Other Financial Institutions - Schedule of Credit Lines with Local and International Financial Institutions and Entities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 22,723,687	$ 29,914,292
Local Institutions [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	5,620,399	8,842,682
International Institutions [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 17,103,288	$ 21,071,610
Argentina, Pesos [member] | BICE [member]
Disclosure of detailed information about borrowings [line items]
Term		1,838 days
Argentina, Pesos [member] | Local Institutions [member] | BICE [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	Ps.	Ps.
Term	1,778 days
Rate	47.00%	50.88%
Maturity Date	Sundry Dates	Sundry Dates
Notional Amount	$ 1,941,272	$ 4,375,835
Argentina, Pesos [member] | Local Institutions [member] | Call taken [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.19	12.28.18
Currency	Ps.	Ps.
Term	3 days	5 days
Rate	41.60%	55.94%
Maturity Date	01.01.20	01.02.19
Notional Amount	$ 501,000	$ 1,236,900
Argentina, Pesos [member] | Local Institutions [member] | Argentine Central Bank [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.19	12.28.18
Currency	Ps.	Ps.
Term	3 days	5 days
Maturity Date	01.01.20	01.02.19
Notional Amount	$ 22,449	$ 42,582
Argentina, Pesos [member] | Local Institutions [member] | Other Lines [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	Ps.	Ps.
Term	364 days	364 days
Rate	53.90%	45.89%
Maturity Date	Sundry Dates	Sundry Dates
Notional Amount	$ 2,267,717	$ 3,007,700
US Dollar [member] | Local Institutions [member] | BICE [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	USD	USD
Term	1,762 days	1,792 days
Rate	5.80%	4.36%
Maturity Date	Sundry Dates	Sundry Dates
Notional Amount	$ 887,961	$ 178,136
US Dollar [member] | Local Institutions [member] | Argentine Central Bank [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		12.18.18
Currency		USD
Term		5 days
Maturity Date		01.02.19
Notional Amount		$ 1,529
US Dollar [member] | International Institutions [member] | Correspondents [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.31.19	12.31.18
Currency	USD	USD
Term	2 days	2 days
Maturity Date	01.01.20	01.02.19
Notional Amount	$ 373,901	$ 2,436,148
US Dollar [member] | International Institutions [member] | IFC [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	USD	USD
Term	1.355 days	945 days
Rate	4.74%	5.78%
Maturity Date	Sundry dates	Sundry Dates
Notional Amount	$ 5,561,679	$ 7,062,458
US Dollar [member] | International Institutions [member] | Pre financing [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	USD	USD
Term	167 days	235 days
Rate	6.03%	3.96%
Maturity Date	Sundry dates	Sundry Dates
Notional Amount	$ 10,667,529	$ 8,682,236
US Dollar [member] | International Institutions [member] | IDB [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	USD	USD
Term	361 days	351 days
Rate	5.73%	4.44%
Maturity Date	Sundry dates	Sundry Dates
Notional Amount	$ 500,179	$ 2,890,768